Quarterly Holdings Report
for

Fidelity® Limited Term Government Fund

February 29, 2020

ISG-QTLY-0420
1.968340.106

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 77.2%
	Principal Amount	Value
U.S. Treasury Obligations - 76.9%
U.S. Treasury Bonds 2.375% 11/15/49	140,000	163,423
U.S. Treasury Notes:
1.125% 2/28/27	$21,000	$21,110
1.375% 1/31/22	34,000,000	34,301,484
1.375% 1/31/25	2,300,000	2,350,043
1.5% 7/15/20 (a)	18,508,000	18,518,122
1.5% 9/30/21	10,372,000	10,457,488
1.5% 9/30/24	7,921,000	8,126,142
1.5% 10/31/24	3,410,000	3,499,646
1.5% 1/31/27	387,000	398,701
1.5% 2/15/30	1,500,000	1,551,094
1.625% 11/15/22	779,000	794,276
1.625% 9/30/26	552,000	572,829
1.625% 8/15/29 (a)	663,000	692,188
1.75% 7/31/21	900,000	909,457
1.75% 6/30/22 (a)(b)	12,447,000	12,693,023
1.75% 7/31/24	7,660,000	7,934,384
1.75% 11/15/29	550,000	580,723
1.875% 7/31/22	7,869,000	8,052,815
1.875% 9/30/22 (a)	2,900,000	2,973,406
1.875% 10/31/22	2,508,000	2,572,757
2% 9/30/20	2,602,000	2,613,384
2% 5/31/24	4,240,000	4,430,469
2.125% 5/31/21	6,800,000	6,891,375
2.125% 12/31/22	1,949,000	2,016,454
2.125% 3/31/24	3,706,000	3,885,799
2.375% 4/15/21	12,830,000	13,016,436
2.5% 12/31/20	34,518,000	34,903,627
2.5% 1/31/21	27,345,000	27,688,949
2.5% 1/15/22	29,069,000	29,912,682
2.625% 12/31/23	12,515,000	13,321,631
2.75% 9/30/20	11,315,000	11,413,564
2.875% 10/31/20	2,800,000	2,830,844
		270,088,325
Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.0196% 12/7/20 (NCUA Guaranteed) (c)(d)	157,257	157,244
Private Export Funding Corp. Secured 1.75% 11/15/24	1,050,000	1,079,192
		1,236,436
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $266,221,166)		271,324,761

U.S. Government Agency - Mortgage Securities - 3.9%
Fannie Mae - 2.3%
12 month U.S. LIBOR + 1.360% 3.693% 10/1/35 (c)(d)	2,987	3,110
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (c)(d)	3,074	3,198
12 month U.S. LIBOR + 1.490% 3.549% 1/1/35 (c)(d)	11,625	12,139
12 month U.S. LIBOR + 1.550% 3.946% 2/1/44 (c)(d)	7,281	7,545
12 month U.S. LIBOR + 1.550% 4.345% 6/1/36 (c)(d)	1,936	2,019
12 month U.S. LIBOR + 1.550% 4.428% 5/1/44 (c)(d)	15,543	15,957
12 month U.S. LIBOR + 1.560% 4.69% 3/1/37 (c)(d)	4,852	5,087
12 month U.S. LIBOR + 1.570% 3.868% 2/1/44 (c)(d)	9,175	9,509
12 month U.S. LIBOR + 1.570% 4.445% 5/1/44 (c)(d)	4,742	4,872
12 month U.S. LIBOR + 1.580% 3.592% 1/1/44 (c)(d)	8,836	9,161
12 month U.S. LIBOR + 1.580% 4.705% 4/1/44 (c)(d)	11,097	11,515
12 month U.S. LIBOR + 1.590% 4.534% 4/1/44 (c)(d)	31,519	32,622
12 month U.S. LIBOR + 1.610% 4.062% 3/1/33 (c)(d)	7,851	8,187
12 month U.S. LIBOR + 1.640% 4.157% 6/1/47 (c)(d)	10,278	10,842
12 month U.S. LIBOR + 1.660% 4.184% 11/1/36 (c)(d)	13,522	14,165
12 month U.S. LIBOR + 1.750% 4.075% 7/1/35 (c)(d)	2,401	2,520
12 month U.S. LIBOR + 1.760% 3.785% 2/1/37 (c)(d)	30,772	32,341
12 month U.S. LIBOR + 1.800% 3.813% 1/1/42 (c)(d)	27,106	28,281
12 month U.S. LIBOR + 1.810% 4.388% 2/1/42 (c)(d)	26,521	27,739
12 month U.S. LIBOR + 1.850% 4.567% 5/1/36 (c)(d)	1,636	1,709
12 month U.S. LIBOR + 1.880% 4.926% 4/1/36 (c)(d)	27,920	29,380
12 month U.S. LIBOR + 1.890% 4.522% 8/1/35 (c)(d)	10,726	11,240
6 month U.S. LIBOR + 1.510% 3.449% 2/1/33 (c)(d)	2,275	2,355
6 month U.S. LIBOR + 1.530% 3.553% 3/1/35 (c)(d)	3,016	3,132
6 month U.S. LIBOR + 1.530% 3.687% 12/1/34 (c)(d)	3,339	3,467
6 month U.S. LIBOR + 1.540% 3.545% 4/1/33 (c)(d)	17,302	17,910
6 month U.S. LIBOR + 1.550% 3.713% 10/1/33 (c)(d)	2,524	2,616
6 month U.S. LIBOR + 1.560% 3.44% 7/1/35 (c)(d)	1,793	1,866
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.246% 7/1/36 (c)(d)	12,069	12,631
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.833% 3/1/35 (c)(d)	1,112	1,169
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.263% 10/1/33 (c)(d)	3,875	4,072
U.S. TREASURY 1 YEAR INDEX + 2.300% 4.303% 12/1/32 (c)(d)	45,164	47,367
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.761% 12/1/32 (c)(d)	223,463	233,855
3% 9/1/32 to 11/1/33	1,064,106	1,111,294
3.5% 7/1/32	828,233	874,067
4% 7/1/46 to 9/1/48	3,813,213	4,096,385
4.5% 11/1/25 to 6/1/41	541,667	590,144
5.5% 8/1/25	55,352	57,898
6% to 6% 1/1/34 to 6/1/36	261,683	305,628
6.5% 2/1/22 to 8/1/36	268,701	311,417
		7,960,411
Freddie Mac - 0.5%
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (c)(d)	5,947	6,212
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (c)(d)	5,415	5,651
12 month U.S. LIBOR + 1.750% 4.007% 9/1/41 (c)(d)	68,627	71,577
12 month U.S. LIBOR + 1.790% 3.89% 4/1/37 (c)(d)	6,600	6,939
12 month U.S. LIBOR + 1.870% 4.376% 10/1/42 (c)(d)	34,580	36,220
12 month U.S. LIBOR + 1.880% 3.838% 10/1/41 (c)(d)	64,533	67,330
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (c)(d)	9,775	10,273
12 month U.S. LIBOR + 2.060% 4.723% 3/1/33 (c)(d)	274	288
6 month U.S. LIBOR + 1.660% 3.725% 2/1/37 (c)(d)	5,829	6,079
6 month U.S. LIBOR + 1.660% 3.903% 7/1/35 (c)(d)	49,796	51,859
6 month U.S. LIBOR + 1.720% 4.083% 8/1/37 (c)(d)	9,708	10,148
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (c)(d)	2,557	2,668
6 month U.S. LIBOR + 1.840% 4.077% 10/1/36 (c)(d)	26,676	27,862
6 month U.S. LIBOR + 1.860% 4.061% 10/1/35 (c)(d)	14,583	15,233
6 month U.S. LIBOR + 2.010% 4.01% 5/1/37 (c)(d)	9,771	10,203
6 month U.S. LIBOR + 2.010% 4.203% 5/1/37 (c)(d)	13,097	13,672
6 month U.S. LIBOR + 2.040% 3.978% 6/1/37 (c)(d)	7,435	7,783
6 month U.S. LIBOR + 2.680% 4.873% 10/1/35 (c)(d)	1,295	1,358
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.562% 6/1/33 (c)(d)	23,513	24,661
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.743% 4/1/34 (c)(d)	58,001	60,865
U.S. TREASURY 1 YEAR INDEX + 2.310% 3.91% 2/1/36 (c)(d)	212	224
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.956% 7/1/35 (c)(d)	21,055	22,141
3% 4/1/33 to 7/1/33	1,101,981	1,152,028
3.5% 7/1/32	294,617	311,061
5% 9/1/35	868	977
6% 1/1/24	30,934	32,565
6.5% 12/1/21	6,273	6,461
9.5% 11/1/21 to 12/1/22	104	107
		1,962,445
Ginnie Mae - 1.1%
6% 6/15/36	237,414	273,892
8% 12/15/23	11,815	12,581
3.5% 5/20/46 to 9/20/46	2,074,531	2,195,631
4% 7/20/47	1,061,635	1,124,536
4.494% 2/20/62 (c)(e)	19,795	19,985
4.5% 3/20/47	130,225	139,089
4.758% 2/20/62 (c)(e)	1,360	1,366
5.044% 1/20/62 (c)(e)	22,348	22,545
5.47% 8/20/59 (c)(e)	541	578
		3,790,203
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $13,268,103)		13,713,059

Asset-Backed Securities - 0.1%
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 2.5793% 5/25/29(c)(d)
(Cost $161,073)	159,786	159,861

Collateralized Mortgage Obligations - 7.7%
U.S. Government Agency - 7.7%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 1.25% 4/25/24 (c)(d)	72,481	72,131
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 2.6068% 8/25/31 (c)(d)	24,351	24,831
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 2.2585% 11/18/31 (c)(d)	25,262	25,401
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.6268% 4/25/32 (c)(d)	5,489	5,601
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 2.0768% 11/25/32 (c)(d)	186,293	187,215
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 2.6268% 11/25/32 (c)(d)	11,245	11,473
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.5568% 6/25/36 (c)(d)	324,982	330,207
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	7,918	7,938
Series 2005-64 Class PX, 5.5% 6/25/35	62,368	66,793
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	30,578	31,762
Series 2004-52 Class KZ, 5.5% 7/25/34	538,896	614,310
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	131,432	9,368
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.5468% 3/25/36 (c)(d)	206,699	211,363
Series 2011-67 Class AI, 4% 7/25/26 (f)	37,205	2,473
Freddie Mac:
floater:
Series 2448 Class FT, 1 month U.S. LIBOR + 1.000% 2.6585% 3/15/32 (c)(d)	28,356	28,922
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 2.0585% 11/15/32 (c)(d)	34,666	34,844
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 2.2585% 2/15/32 (c)(d)	14,718	14,879
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.5585% 2/15/33 (c)(d)	85,888	87,320
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.0585% 3/15/34 (c)(d)	99,721	100,141
planned amortization class Series 3415 Class PC, 5% 12/15/37	33,961	37,847
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	99,371	107,171
Series 2004-2802 Class ZG, 5.5% 5/15/34	442,893	510,790
Series 2004-2862 Class NE, 5% 9/15/24	511,404	530,632
Series 2145 Class MZ, 6.5% 4/15/29	111,952	128,106
Series 2357 Class ZB, 6.5% 9/15/31	82,732	96,363
Series 3745 Class KV, 4.5% 12/15/26	377,512	402,316
Series 3859 Class JZ, 5% 5/15/41	601,428	680,265
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 4335 Class AL, 4.25% 3/15/40	240,547	250,373
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.147% 7/20/37 (c)(d)	55,883	56,304
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.127% 1/20/38 (c)(d)	14,392	14,499
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.507% 8/20/38 (c)(d)	119,599	121,110
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.547% 9/20/38 (c)(d)	94,070	96,437
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.2585% 11/16/39 (c)(d)	58,945	59,544
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.1885% 12/16/39 (c)(d)	42,944	43,314
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.9895% 7/20/60 (c)(d)(e)	648,491	646,043
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.0344% 9/20/60 (c)(d)(e)	770,511	767,296
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.0344% 8/20/60 (c)(d)(e)	807,024	803,795
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.1144% 12/20/60 (c)(d)(e)	278,838	278,209
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 12/20/60 (c)(d)(e)	403,921	404,255
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 2/20/61 (c)(d)(e)	721,756	722,239
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.2244% 2/20/61 (c)(d)(e)	872,899	873,360
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 4/20/61 (c)(d)(e)	315,684	315,951
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.2344% 5/20/61 (c)(d)(e)	400,425	400,788
Class FC, 1 month U.S. LIBOR + 0.500% 2.2344% 5/20/61 (c)(d)(e)	348,244	348,542
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.2644% 6/20/61 (c)(d)(e)	409,420	410,033
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.3344% 10/20/61 (c)(d)(e)	440,847	442,208
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.4344% 11/20/61 (c)(d)(e)	418,145	420,349
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.4344% 1/20/62 (c)(d)(e)	287,178	288,685
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.3644% 1/20/62 (c)(d)(e)	420,406	421,958
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.3644% 3/20/62 (c)(d)(e)	261,456	261,963
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.3844% 5/20/61 (c)(d)(e)	9,335	9,362
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.0144% 5/20/63 (c)(d)(e)	27,951	27,900
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.9344% 4/20/63 (c)(d)(e)	33,357	33,233
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.1344% 12/20/62 (c)(d)(e)	26,093	26,072
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 1.897% 10/20/47 (c)(d)	321,494	319,548
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 1.947% 5/20/48 (c)(d)	395,497	393,831
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 1.947% 6/20/48 (c)(d)	457,581	455,658
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 2.097% 9/20/49 (c)(d)	1,266,839	1,268,845
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 2.097% 8/20/49 (c)(d)	2,913,031	2,915,819
planned amortization class:
Series 2011-68 Class EC, 3.5% 4/20/41	265,868	282,490
Series 2017-134 Class BA, 2.5% 11/20/46	66,263	68,356
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (e)	66,806	66,749
Series 2013-H26 Class HA, 3.5% 9/20/63 (e)	1,185,539	1,198,779
Series 2014-H04 Class HA, 2.75% 2/20/64 (e)	1,059,494	1,082,372
Series 2014-H12 Class KA, 2.75% 5/20/64 (e)	356,388	361,360
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.2344% 9/20/62 (c)(d)(e)	175,640	175,683
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.3844% 11/20/65 (c)(d)(e)	31,338	31,363
Series 2018-H12 Class HA, 3.25% 8/20/68 (e)	1,179,048	1,255,712
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	8,868	9,099
Series 2010-H17 Class XP, 5.31% 7/20/60 (c)(e)	16,712	16,863
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(e)	4,500	4,959
Series 2012-64 Class KI, 3.5% 11/20/36 (f)	42,149	1,144
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.4707% 4/20/39 (c)(g)	90,580	93,595
Class ST, 8.800% - 1 month U.S. LIBOR 6.604% 8/20/39 (c)(g)	328,065	340,159
Series 2013-H08 Class MA, 3% 3/20/63 (e)	474,230	476,016
Series 2015-H21:
Class HA, 2.5% 6/20/63 (e)	148,665	148,683
Class JA, 2.5% 6/20/65 (e)	50,563	50,640
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(e)	326,988	327,327
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.03% 5/20/66 (c)(d)(e)	1,404,940	1,409,109
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.88% 8/20/66 (c)(d)(e)	1,449,441	1,450,000
		27,108,443
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $26,935,248)		27,108,443

Foreign Government and Government Agency Obligations - 4.7%
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	11,600,000	13,413,683
5.5% 12/4/23	4,000	4,658
Ukraine Government 1.471% 9/29/21	2,891,000	2,911,403
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,684,639)		16,329,744
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund 1.60% (h)
(Cost $13,813,686)	13,810,952	13,813,714

Purchased Swaptions - 0.4%
	Expiration Date	Notional Amount	Value
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,600,000	$77,376
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.78% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	2,500,000	41,011
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	900,000	14,234
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	900,000	13,165
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	3,000,000	58,647
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	1,000,000	16,682
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	5,500,000	3,085
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,200,000	467

TOTAL PUT OPTIONS			224,667

Call Options - 0.3%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,600,000	189,129
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.78% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	2,500,000	106,273
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	900,000	39,388
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	900,000	41,859
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	3,000,000	108,406
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	1,000,000	41,217
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	5,500,000	566,295
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,200,000	126,177

TOTAL CALL OPTIONS			1,218,744

TOTAL PURCHASED SWAPTIONS
(Cost $1,148,634)			1,443,411
TOTAL INVESTMENT IN SECURITIES - 97.9%
(Cost $337,232,549)			343,892,993
NET OTHER ASSETS (LIABILITIES) - 2.1%			7,453,393
NET ASSETS - 100%			$351,346,386

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.395% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	6,200,000	$(153,937)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	3,300,000	(27,858)

TOTAL PUT SWAPTIONS			(181,795)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.395% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	6,200,000	(197,130)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	3,300,000	(147,641)

TOTAL CALL SWAPTIONS			(344,771)

TOTAL WRITTEN SWAPTIONS			$(526,566)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	176	June 2020	$38,425,750	$358,530	$358,530
CBOT 5-Year U.S. Treasury Note Contracts (United States)	516	June 2020	63,339,000	1,114,035	1,114,035
CBOT Long Term U.S. Treasury Bond Contracts (United States)	8	June 2020	1,362,000	938	938
TOTAL PURCHASED FUTURES					1,473,503
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	113	June 2020	15,226,750	(363,953)	(363,953)
TOTAL FUTURES CONTRACTS					$1,109,550

The notional amount of futures purchased as a percentage of Net Assets is 29.3%

The notional amount of futures sold as a percentage of Net Assets is 4.3%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2022	$5,091,000	$70,702	$0	$70,702
3-month LIBOR(3)	Quarterly	1.75%	Semi - annual	LCH	Mar. 2025	930,000	(29,323)	0	(29,323)
2%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2027	2,115,000	95,402	0	95,402
3-month LIBOR(3)	Quarterly	2%	Semi - annual	LCH	Mar. 2030	1,380,000	(66,915)	0	(66,915)

TOTAL INTEREST RATE SWAPS							$69,866	$0	$69,866

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $343,800.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $49,973.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$133,231
Total	$133,231

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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